COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2020	Apr. 30, 2021	Apr. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Payments for Rent	$ 5,150	$ 2,100	$ 6,550	$ 4,200	$ 8,400	$ 2,800